Inventories	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
INVENTORIES

NOTE 5 - INVENTORIES:

Inventories consisted of the following:

	June 30,	December 31,
	2024	2023
Finished products	$1,362	$1,163
Raw and packaging materials	13,348	11,882
Products in process	189	129
	$14,899	$13,174

The Company recorded inventory write-downs in the amount of $112 and $101 for the six months ended on June 30, 2024 and 2023, respectively and in the amount of $238 for the year ended on December 31, 2023. These write-downs are linked to slow-moving inventory.